FAIR VALUE MEASUREMENTS - Contingent consideration (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value Measurement Recurring Basis [Line Items]
Contingent consideration payable	$ 0	¥ 1,322
Recurring basis [Member] | Discount rate | Valuation Technique, Discounted Cash Flow
Fair Value Measurement Recurring Basis [Line Items]
Contingent consideration payable		¥ 1,322
Discount rate	14.80%	14.80%